Debt - Schedule of Promissory Notes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Promissory Notes [Line Items]
Promissory Notes (including accrued interest), at fair value		$ 17,965,670
Promissory Notes (including accrued interest)
Less Current Maturities		16,855,887
Long Term Promissory Notes		1,109,783
Knight Therapeutics [Member]
Schedule of Promissory Notes [Line Items]
Promissory Notes (including accrued interest), at fair value		16,319,986
Promissory Notes (including accrued interest)
Less Current Maturities		16,319,986
Long Term Promissory Notes
Note, Including Amendment [Member]
Schedule of Promissory Notes [Line Items]
Promissory Notes (including accrued interest), at fair value		1,109,783
Promissory Notes (including accrued interest)
Less Current Maturities
Long Term Promissory Notes		1,109,783
Bridge Notes [Member]
Schedule of Promissory Notes [Line Items]
Promissory Notes (including accrued interest), at fair value		535,901
Promissory Notes (including accrued interest)
Less Current Maturities		535,901
Long Term Promissory Notes